SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total current tax provision			$ 3,352,802	$ 4,409,589
Total deferred tax provision
Income tax provision	$ 1,405,399	$ 1,001,305	3,352,802	4,409,589
PRC [Member]
Disaggregation of Revenue [Line Items]
Total current tax provision			3,352,802	4,409,589
BVI [Member]
Disaggregation of Revenue [Line Items]
Total deferred tax provision
HONG KONG
Disaggregation of Revenue [Line Items]
Total deferred tax provision
CHINA
Disaggregation of Revenue [Line Items]
Total deferred tax provision